SEGMENTS OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

12. SEGMENTS OF BUSINESS

The Company is organized into two segments.

Management and consulting services ("Management")

The Company provides management and consulting services for small companies which are generally seeking to become publicly traded. The Company also provides management and investment services for Investors LLC, Investors II and other unaffiliated companies. On March 22, 2013, Chanticleer Holdings, Inc. announced its intention to exit the fund management business. Chanticleer Advisors, LLC (“Advisors”) resigned as manager of Chanticleer Investors II (“Investors”), effective May 1, 2013. Matthew Miller and Joe Koster, two of the current fund managers, ceased to be employed by Advisors and will control a new entity, Boyles Asset Management, LLC (“Boyles”), which will continue management of Investors,. Mr. Michael Pruitt resigned as one of the portfolio managers. From this arrangement, the Company will have an ongoing economic benefit from this aspect of the business, while eliminating the losses associated with the fund management business. Chanticleer Advisors has failed to produce profits and has produced operating losses since inception. Also based on the exit from the fund management business, on April 26, 2013 the Company’s subsidiary Chanticleer Investment Partners’ status as an investment advisor was terminated.

Operation of restaurants ("Restaurants")

At March 31, 2013, the Company has majority ownership of four restaurants and a management company in South Africa and one restaurant in Hungary which opened in August 2012. In South Africa, the fourth restaurant opened in February 2012. At March 31, 2013, the Company has 49% ownership of two restaurants in Australia, one of which opened in January 2012 and the second is under construction and expected to open in the second quarter of 2013. The operations in Australia will be accounted for using the equity method. The Company has also begun activity in Brazil and Europe, but has not finalized any arrangement.

Financial information regarding the Company's segments is as follows for the three months ended March 31, 2013 and 2012.

Three months ended March 31, 2013

	Management	Restaurants	Total

Revenues	$25,000	$1,642,122	$1,667,122

Interest expense	$26,222	$10,721	$36,943

Depreciation and amortization	$2,190	$112,034	$114,224

Loss from continuing operations	$(621,849)	$(149,793)	$(771,642)
Income from discontinued operations			9,468
Non-controlling interest			24,331
Net loss			$(737,843)

Assets	$1,143,885	$4,466,740	$5,610,625
Non-restaurant investments			1,083,185
			$6,693,810

Liabilities	$457,231	$1,431,232	$1,888,463

Expenditures for non-current assets	$-	$23,839	$23,839

Three months ended March 31, 2012

	Management	Restaurants	Total

Revenues	$25,000	$1,387,495	$1,412,495

Interest expense	$171,352	$13,758	$185,110

Depreciation and amortization	$2,190	$77,834	$80,024

Loss from continuing operations	$(494,774)	$(209,666)	$(704,440)
Loss from discontinued operations			(61,863)
Non-controlling interest			62,518
Net loss			$(703,785)

Assets	$1,887,587	$2,580,139	$4,467,726
Non-restaurant investments			962,735
			$5,430,461

Liabilities	$4,581,483	$1,120,350	$5,701,833

Expenditures for non-current assets	$-	$316,683	$316,683

13.	SEGMENTS OF BUSINESS

The Company is organized into two segments as of the end of 2012 and 2011.

Management and consulting services ("Management")

The Company provides management and consulting services for small companies which are generally seeking to become publicly traded. The Company also provides management and investment services for Investors LLC, Investors II and other unaffiliated companies.

Operation of restaurants ("Restaurants")

At December 31, 2012, the Company has majority ownership of four restaurants and a management company in South Africa and one restaurant in Hungary which opened in August 2012. In South Africa, three of the restaurants and the management company were operating at December 31, 2011 and the fourth restaurant opened in February 2012. Majority ownership was acquired effective September 30, 2011 and these operations are consolidated with the Company’s other operations since that date. At December 31, 2012, the Company has 49% ownership of two restaurants in Australia, one of which opened in January 2012 and the second is under construction and expected to open in the second quarter of 2013. The operations in Australia will be accounted for using the equity method. The Company has also begun activity in Brazil and Europe, but has not finalized any arrangement.

Financial information regarding the Company's segments is as follows for 2012 and 2011.

Year ended December 31, 2012

	Management	Restaurants	Total

Revenues	$130,743	$6,752,323	$6,883,066

Interest expense	$421,587	$53,339	$474,926

Depreciation and amortization	$8,768	$374,686	$383,454

Net loss before non-controlling interest	$(2,403,901)	$(990,632)	$(3,394,533)
Non-controlling interest			227,968
Net loss			$(3,166,565)

Assets	$1,606,059	$4,990,372	$6,596,431
Non-restaurant investments			1,050,000
Total Assets			$7,646,431

Total Liabilities	$338,537	$1,779,341	$2,117,878

Expenditures for non-current assets	$2,898	$1,170,903	$1,173,801

Year ended December 31, 2011

	Management	Restaurants	Total

Revenues	$496,402	$980,247	$1,476,649

Interest expense	$118,995	$64,472	$183,467

Depreciation and amortization	$8,013	$71,529	$79,542

Net loss before non-controlling interest	$(1,035,763)	$(228,258)	$(1,264,021)
Non-controlling interest			101,307
Net loss			$(1,162,714)

Assets	$950,966	$2,762,782	$3,713,748
Non-restaurant investments			1,084,951
			$4,798,699

Total Liabilities	$3,327,318	$985,613	$4,312,931

Expenditures for non-current assets	$2,808	$217,003	$219,811

The following are revenues, operating loss, and long-lived assets by geographic area as of and for the years ended December 31:

Revenue:	2012	2011
United States	$130,743	$496,402
South Africa	6,284,186	980,247
Hungary	468,137	-
	$6,883,066	$1,476,649

Operating loss:	2012	2011
United States	$(1,968,352)	$(693,552)
South Africa	(539,178)	(262,286)
Hungary	(378,933)	-
	$(2,886,463)	$(955,838)

Long-lived assets, end of year:	2012	2011
United States	$1,626,903	$1,649,049
South Africa	1,866,855	1,835,411
Hungary	909,828	-
Australia	1,066,915	672,175
Brazil	145,555	101
	$5,616,056	$4,156,736

The Company used multiple foreign currency exchange rates during the periods presented. For South Africa, for the Statements of Operations we used average rates for the period of 8.22 Rands per USD, and for the Balance Sheet current assets and liabilities were at 8.49 and non-current assets and liabilities ranging from 6.93-8.51. For Australia, for the Statement of Operations we used an average rate ranging from 1.00-1.07 USD per AUD and for the balance sheet we used 1.04 for current assets and liabilities, and 1.02-1.04 for non-current assets and liabilities.